Property and Equipment, Net	12 Months Ended
Dec. 31, 2024
Property and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET

7. PROPERTY AND EQUIPMENT, NET

Property and equipment, net consist of the following:

	As of December 31,
	2023	2024	2024
	HKD	HKD	US$
Furniture, fixtures, and office equipment	603,082	858,303	110,496
Leasehold improvement	2,169,258	5,999,129	772,318
Total	2,772,340	6,857,432	882,814
Less: accumulated depreciation	(1,474,658)	(2,111,354)	(271,812)
Property and equipment, net	1,297,682	4,746,078	611,002

Depreciation expenses recognized for the years ended December 31, 2022, 2023 and 2024 were HKD11,114, HKD33,091 and HKD685,245 (approximately US$88,217), respectively.